Offerings	Nov. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	8,600,000
Proposed Maximum Offering Price per Unit	57.90
Maximum Aggregate Offering Price	$ 497,940,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,765.51
Offering Note	Computed pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the Securities Act), solely for the purpose of calculating the registration fee. Such amount is based on the average high and low prices of the registrant's common stock reported on the New York Stock Exchange on November 3, 2025.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,400,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-269880
Carry Forward Initial Effective Date	Feb. 21, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,581.57
Offering Note	In accordance with Rule 415(a)(6), the registrant carried forward 3,400,000 shares of unsold common stock that were previously registered on Registration Statement No. 333-269880 pursuant to a prospectus supplement filed by the registrant on February 21, 2023. Pursuant to Rule 415(a)(6), the fee previously paid by the registrant with respect to such unsold shares of common stock continues to apply to such shares and no fees are due with respect to such shares. Accordingly, a registration fee of $68,765.51 with respect to the remaining 8,600,000 shares of common stock is being paid at this time.